Borrowings - Schedule of Future Payments of Finance Secured Bank Loan (Details)	Dec. 31, 2025 AUD ($)
Schedule of Future Payments of Finance Secured Bank Loan [Line Items]
Total payments outstanding	$ 3,186,909
Less: accrued interest	(398,060)
Total equipment finance secured loan outstanding	2,788,849
Not later than one year [Member]
Schedule of Future Payments of Finance Secured Bank Loan [Line Items]
Total equipment finance secured loan outstanding	978,573
Later than one year and not later than two years [Member]
Schedule of Future Payments of Finance Secured Bank Loan [Line Items]
Total equipment finance secured loan outstanding	978,573
Later than two years and not later than three years [Member]
Schedule of Future Payments of Finance Secured Bank Loan [Line Items]
Total equipment finance secured loan outstanding	978,573
Later than three years and not later than four years [Member]
Schedule of Future Payments of Finance Secured Bank Loan [Line Items]
Total equipment finance secured loan outstanding	$ 251,190